Expense Example - John Hancock U.S. Global Leaders Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 608
Expense Example, with Redemption, 3 Years	839
Expense Example, with Redemption, 5 Years	1,089
Expense Example, with Redemption, 10 Years	1,804
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,004
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,532
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 952